Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Intangible Assets

	2011	2012
	RMB	RMB
Computer equipment software	20,353	21,448
Acquired training licenses	3,522	3,522
Less: Accumulated amortization	(19,585)	(21,051)

Net book value	4,290	3,919